Related parties (Tables)	12 Months Ended
Dec. 31, 2015
Executive Board and Board of Directors loans
in	2015		2014	2013
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	5	[1]	10	8
Additions	21		3	4
Reductions	0		(8)	(2)
Balance at end of period	26	[1]	5	10
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	16	[2]	55	41
Additions	1		6	16
Reductions	(9)		(45)	(2)
Balance at end of period	8	[2]	16	55
1 The number of individuals with outstanding loans at the beginning and the end of the year was three and seven, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was three.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2015	2014	2013
Loans to equity method investees (CHF million)
Balance at beginning of period	13	10	12
Net borrowings/(repayments)	122	3	(2)
Balance at end of period	135	13	10

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2015		2014	2013
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	5	[1]	10	8
Additions	21		3	4
Reductions	0		(8)	(2)
Balance at end of period	26	[1]	5	10
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	16	[2]	55	41
Additions	1		6	16
Reductions	(9)		(45)	(2)
Balance at end of period	8	[2]	16	55
1 The number of individuals with outstanding loans at the beginning and the end of the year was two and six, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was three.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2015	2014
Assets (CHF million)
Cash and due from banks	1,345	2
Interest-bearing deposits with banks	4,091	2,862
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	387	0
Trading assets	143	220
Net loans	5,154	6,453
Other assets	89	27
Total assets	11,209	9,564
Liabilities (CHF million)
Due to banks/customer deposits	1,838	1,916
Trading liabilities	87	15
Long-term debt	4,092	4,042
Other liabilities	232	224
Total liabilities	6,249	6,197
Related party revenues and expenses
in	2015	2014	2013
Revenues (CHF million)
Interest and dividend income	5	70	45
Interest expense	(269)	(223)	(55)
Net interest income	(264)	(153)	(10)
Commissions and fees	4	(11)	(21)
Other revenues	169	178	172
Net revenues	(91)	14	141
Expenses (CHF million)
Total operating expenses	193	165	288
Related party guarantees
end of	2015	2014
Guarantees (CHF million)
Credit guarantees and similar instruments	0	1
Performance guarantees and similar instruments	0	1
Other guarantees	65	0
Total guarantees	65	2